Asbestos - Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed (Detail)	12 Months Ended
	Mar. 31, 2018 USD ($) claim	Mar. 31, 2017 USD ($) claim	Mar. 31, 2016 USD ($) claim	Mar. 31, 2015 USD ($) claim	Mar. 31, 2014 USD ($) claim	Mar. 31, 2018 AUD ($)	Mar. 31, 2017 AUD ($)	Mar. 31, 2016 AUD ($)	Mar. 31, 2015 AUD ($)	Mar. 31, 2014 AUD ($)
Loss Contingency, Pending Claims, Number [Roll Forward]
Number of open claims at beginning of period	352	426	494	466	462
Number of new claims	562	557	577	665	608
Number of closed claims	578	631	645	637	604
Number of open claims at end of period	336	352	426	494	466
Average settlement amount per settled claim	$ 196,093	$ 168,300	$ 182,763	$ 222,619	$ 236,268	$ 253,431	$ 223,535	$ 248,138	$ 254,209	$ 253,185
Average settlement amount per case closed	$ 167,934	$ 126,158	$ 161,229	$ 190,468	$ 198,716	$ 217,038	$ 167,563	$ 218,900	$ 217,495	$ 212,944